Segment information	12 Months Ended
Dec. 31, 2021
Segment information

4	Segment information

During 2021, in connection with the recent acquisitions of digital and technology companies, the Company revised its operating segments. As result, the Company has three operating segments as opposed to the previously reported Business Unit 1 (educational services through undergraduate and graduate courses related to medicine, other health sciences and other undergraduate programs) and Business Unit 2 (residency preparatory courses and medical post-graduate specialization programs, delivering printed and digital content, an online medical education platform). The three reportable segments are as follows:

• Undergrad, which provides educational services through undergraduate courses related to medicine, other health sciences and other undergraduate programs;

• Continuing Education, which provides specialization programs and graduate courses; and

• Digital Services, which provides content and technology for medical education, clinical decisions software, practice management tools and electronic medical records, doctor-patient relationship, telemedicine and digital prescription.

Due to changes in operating segments, the segment information for the years ended December 31, 2020 and 2019 have been restated. Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

No operating segments have been aggregated to form the above reportable operating segments. There is only one geographic region and the results are monitored and evaluated as a single business.

The following tables presents assets and liabilities information for the Company’s operating segments as of December 31, 2021 and 2020:

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Total assets	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current assets	1,048,869	42,737	117,726	1,209,332	(2,480)	1,206,852
Non-current assets	5,023,266	62,892	154,396	5,240,554	-	5,240,554

Total liabilities and equity	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current liabilities	645,657	32,300	91,029	768,986	(2,480)	766,506
Non-current liabilities	2,551,175	47,705	82,002	2,680,882	-	2,680,882
Equity	2,875,303	25,624	99,091	3,000,018	-	3,000,018

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Other disclosures
Investments in associate	48,477	-	-	48,477	-	48,477
Capital expenditures (*)	220,202	25,682	56,095	301,979	-	301,979

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2020
Total assets	4,541,988	68,300	182,920	4,793,208	(115)	4,793,093
Current assets	1,280,342	40,119	85,155	1,405,616	(115)	1,405,501
Non-current assets	3,261,646	28,181	97,765	3,387,592	-	3,387,592

Total liabilities and equity	4,541,988	68,300	182,920	4,793,208	(115)	4,793,093
Current liabilities	522,523	14,491	52,480	589,494	(115)	589,379
Non-current liabilities	1,261,894	40,763	67,277	1,369,934	-	1,369,934
Equity	2,757,571	13,046	63,163	2,833,780	-	2,833,780

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
Other disclosures
As of December 31, 2020
Investments in associate	51,410	-	-	51,410	-	51,410
Capital expenditures (*)	83,256	12,638	13,587	109,481	-	109,481

(*)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

The following tables present the statements of income for the Company’s operating segments for the years ended December 31, 2021 and 2020:

	December 31, 2021
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,498,408	72,983	147,980	1,719,371	-	1,719,371
Inter-segment	-	-	3,978	3,978	(3,978)	-
Net revenue	1,498,408	72,983	151,958	1,723,349	(3,978)	1,719,371
Cost of services	(554,995)	(50,773)	(50,510)	(656,278)	3,978	(652,300)
Gross profit	943,413	22,210	101,448	1,067,071	-	1,067,071
General and administrative expenses	-	-	-	-	-	(622,615)
Other income, net	-	-	-	-	-	(3,561)
Operating income	-	-	-	-	-	440,895
Finance income	-	-	-	-	-	64,566
Finance expenses	-	-	-	-	-	(243,796)
Share of income of associate	-	-	-	-	-	11,797
Income before income taxes	-	-	-	-	-	273,462
Income taxes expenses	-	-	-	-	-	(31,179)
Net income	-	-	-	-	-	242,283

	December 31, 2020
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,002,461	107,197	91,533	1,201,191	-	1,201,191
Inter-segment	-	-	1,619	1,619	(1,619)	-
Net revenue	1,002,461	107,197	93,152	1,202,810	(1,619)	1,201,191
Cost of services	(381,964)	(40,000)	(14,309)	(436,273)	1,619	(434,654)
Gross profit	620,497	67,197	78,843	766,537	-	766,537
General and administrative expenses	-	-	-	-	-	(402,855)
Other expenses, net	-	-	-	-	-	(347)
Operating income	-	-	-	-	-	363,335
Finance income	-	-	-	-	-	62,290
Finance expenses	-	-	-	-	-	(98,269)
Share of income of associate	-	-	-	-	-	7,698
Income before income taxes	-	-	-	-	-	335,054
Income taxes expenses	-	-	-	-	-	(27,067)
Net income	-	-	-	-	-	307,987

	December 31, 2019
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	653,760	64,870	32,000	750,630	-	750,630
Inter-segment	-	-	3,880	3,880	(3,880)	-
Net revenue	653,760	64,870	35,880	754,510	(3,880)	750,630
Cost of services	(279,066)	(29,261)	(4,406)	(312,733)	3,880	(308,853)
Gross profit	374,694	35,609	31,474	441,777	-	441,777
General and administrative expenses	-	-	-	-	-	(239,120)
Other expenses, net	-	-	-	-	-	2,594
Operating income	-	-	-	-	-	205,251
Finance income	-	-	-	-	-	51,689
Finance expenses	-	-	-	-	-	(72,365)
Share of income of associate	-	-	-	-	-	2,362
Income before income taxes	-	-	-	-	-	186,937
Income taxes expenses	-	-	-	-	-	(14,175)
Net income	-	-	-	-	-	172,762

Seasonality of operations

Undergrad ´s and Continuing Education tuition revenues are related to the intake process and monthly tuition fees charged to students over the period thus the Company do not have significant fluctuations during the semester.

Digital Services are comprised mostly by Medcel, Pebmed and iClinic revenues. While Pebmed and iClinic do not have significant fluctuation regarding seasonality, Medcel revenues are concentrated in the first and last quarter of the year, as a result of enrollments of Medcel’s clients period. The majority of Medcel’s revenues is derived from printed books and e-books, which are recognized at the point in time when control is transferred to the customer. Consequently, Digital Services segment generally has higher revenues and results of operations in the first and last quarter of the year compared to the second and third quarters of the year.